Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Activity prior to the Merger [Member]		Effects of the Merger [Member]	Activity subsequent to the Merger [Member]	Common Class A	Common Class B	Total flyExclusive stockholders' equity	Total flyExclusive stockholders' equity Activity prior to the Merger [Member]		Total flyExclusive stockholders' equity Effects of the Merger [Member]	Total flyExclusive stockholders' equity Activity subsequent to the Merger [Member]	Common Stock Common Class A Effects of the Merger [Member]	Common Stock Common Class A Activity subsequent to the Merger [Member]	Common Stock Common Class B Effects of the Merger [Member]	Common Stock Common Class B Activity subsequent to the Merger [Member]	LGM Enterprises, LLC members' deficit	LGM Enterprises, LLC members' deficit Activity prior to the Merger [Member]		LGM Enterprises, LLC members' deficit Effects of the Merger [Member]	Additional paid-in capital Activity prior to the Merger [Member]	Additional paid-in capital Effects of the Merger [Member]	Additional paid-in capital Activity subsequent to the Merger [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss Activity prior to the Merger [Member]	Accumulated other comprehensive loss Activity subsequent to the Merger [Member]	Accumulated deficit Effects of the Merger [Member]	Accumulated deficit Activity subsequent to the Merger [Member]	Noncontrolling Interests	Noncontrolling Interests Activity prior to the Merger [Member]		Noncontrolling Interests Activity subsequent to the Merger [Member]
Ending balance at Dec. 31, 2022		$ 0
Beginning balance at Dec. 31, 2021		49,687							$ (11,715)									$ (11,737)							$ 22					$ 61,402
Permanent Equity
Contributions from members		24,627							10,078									10,078												14,549
Distributions to members		(22,254)							(9,037)									(9,037)												(13,217)
Other		7							7									7
Net income (loss)		(4,650)							5,550									6,048							(498)					(10,200)
Unrealized gains (losses) on available-for-sale debt securities		(476)
Net income (loss)		(4,152)
Change in redemption value of redeemable noncontrolling interest		0
Excise tax payable		0
Ending balance at Dec. 31, 2022		47,417							(5,117)									(4,641)							(476)					52,534
Ending balance at Dec. 27, 2023		(42,431)
Permanent Equity
Net income (loss)		(56,025)
Change in redemption value of redeemable noncontrolling interest						$ 5,826
Net income (loss), December 28, 2023 through December 31, 2023*	[1]					1,080
Ending balance at Dec. 31, 2023		(35,525)				(35,525)
Beginning balance at Dec. 31, 2022		47,417							$ (5,117)									$ (4,641)							$ (476)					$ 52,534
Permanent Equity
Contributions from members			$ 13,500							$ 3,959									$ 3,959												$ 9,541
Distributions to members			(61,630)							(40,251)									(40,251)												(21,379)
Aircraft trades			0							7,319									(7,319)												(7,319)
Unrealized gains (losses) on available-for-sale debt securities		407	156			251				156			$ 251						0							$ 156	$ 251
Net income (loss)		(54,738)	(56,025)	[1]						(47,134)	[1]								$ (47,134)	[1]											$ (8,891)	[1]
Merger, net of redemptions and transaction costs (in shares)					(42,431)									7,027,255		60,000,000
Merger, net of redemptions and transaction costs					$ 37,452							$ 37,452		$ 1		$ 6					$ 80,748		$ 37,452					$ (80,755)
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)														9,550,274
Issuance of Class A common stock upon conversion of Bridge Notes					$ 95,503							$ 95,503		$ 1									$ 95,502
Redemption of LGM Common Units (triggering cancellation of Class B common stock) for Class A common stock and immediate transfer of Class A common stock to third party pursuant to Non-Redemption Agreement (in shares)														70,000		(70,000)
Stock-based compensation			882							882												$ 882
Equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement			3,324							3,324												3,324
Reduction to equity resulting from equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement being deemed an offering cost			$ (3,324)							$ (3,324)												$ (3,324)
Change in redemption value of redeemable noncontrolling interest		(5,826)				(5,826)							(5,826)											$ (5,826)
Excise tax payable		(1,032)				(1,032)							(1,032)											(1,032)
Net income (loss), December 28, 2023 through December 31, 2023*	[1]					207							299																$ 299				$ (92)
Common stock, outstanding (in shares) at Dec. 31, 2023							16,647,529	59,930,000							16,647,529		59,930,000
Ending balance at Dec. 31, 2023		70,855				70,855							46,461		$ 2		$ 6							126,978			(69)		(80,456)				24,394
Ending balance at Dec. 31, 2023		(35,525)				(35,525)
Permanent Equity
Net income (loss)		1,287
Common stock, outstanding (in shares) at Dec. 31, 2023							16,647,529	59,930,000							16,647,529		59,930,000
Ending balance at Dec. 31, 2023		$ 70,855				$ 70,855							$ 46,461		$ 2		$ 6							$ 126,978			$ (69)		$ (80,456)				$ 24,394

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.